As filed with the Securities and Exchange Commission on September 18, 2006.
1933 Act File No. 333-134829

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2
☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑ PRE-EFFECTIVE AMENDMENT NO. 5
☐ POST-EFFECTIVE AMENDMENT NO.

Kayne Anderson Energy Development Company
(Exact Name of Registrant as Specified in Charter)

1100 Louisiana Street, Suite 4550
Houston, Texas 77002
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 493-2000

David J. Shladovsky, Esq.
KA Fund Advisors, LLC
1800 Avenue of the Stars, Second Floor
Los Angeles, California 90067
(Name and Address of Agent for Service)

Copies of Communications to:

David A. Hearth, Esq.	John A. MacKinnon, Esq.
Paul, Hastings, Janofsky & Walker LLP	Paul K. Risko, Esq.
55 Second Street, 24th Floor	Sidley Austin LLP
San Francisco, California 94105-3441	787 Seventh Avenue
(415) 856-7000	New York, New York 10019 (212) 839-5300

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box): ☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed		Amount of
	Amount Being	Maximum Offering	Proposed Maximum	Registration
Title of Securities Being Registered	Registered	Price Per Unit	Aggregate Offering Price(1)	Fee(2)
Common Stock, $0.001 par value per share	13,800,000	$25.00	$345,000,000	$36,915

(1)	Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee.

(2)	Previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY (the “Registrant”)

CONTENTS OF THE REGISTRATION STATEMENT

This registration statement of the Registrant contains the following documents:

Facing Sheet
Contents of the Registration Statement
Part C — Other Information
Signature Page
Exhibits
Explanatory Note:

The Registrant has prepared this Pre-Effective Amendment No. 5 to its Registration Statement on Form N-2 for the purpose of filing certain exhibits to the Registration Statement and updating Items 25, 26, 27 and 30 of Part C. Pre-Effective Amendment No. 5 does not modify any provisions of the Prospectus or Statement of Additional Information constituting Part A and part B of the Registration Statement and, accordingly, such Prospectus and Statement of Additional Information have not been included herein. In addition, Pre-Effective Amendment No. 5 does not modify Items 28, 29, 31, 32, 33 and 34 of Part C.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

PART C — Other Information

Item 25.  Financial Statements and Exhibits

(1) Financial Statements: Registrant has not conducted any business as of the date of this filing, other than in connection with its organization.

(2) Exhibits

(a)  (1) Charter — Articles of Incorporation — †

(2) Form of Articles of Amendment and Restatement — filed herewith

 (b) (1) Bylaws of Registrant — †

(2) Amended and Restated Bylaws of Registrant — filed herewith

(c) Voting Trust Agreement — none

(d) Form of Stock Certificate — filed herewith

(e) Form of Dividend Reinvestment Plan — filed herewith

(f) Long-Term Debt Instruments — none

(g) Form of Investment Management Agreement between Registrant and KA Fund Advisors, LLC — filed herewith

(h) Form of Underwriting Agreement among the Registrant, KA Fund Advisors, LLC, Kayne Anderson Capital Advisors, L.P., Citigroup Global Markets Inc., UBS Securities LLC and the other underwriters named therein — filed herewith

(i) Bonus, Profit Sharing, Pension Plans — not applicable.

(j) Form of Custody Agreement between Registrant and The Custodial Trust Company — filed herewith

(k) Other Material Contracts

(1) Form of Administrative Services Agreement between Registrant and Bear Stearns Funds Management Inc. — filed herewith

(2) Form of Transfer Agency Agreement between Registrant and American Stock Transfer & Trust Company — filed herewith

(3) Form of Accounting Services Agreement between Registrant and Ultimus Fund Solutions, LLC — filed herewith

(l) Form of Opinion and Consent of Venable LLP — filed herewith

(m) Non-Resident Officers/Directors — none.

(n) Consent of Independent Registered Public Accounting Firm††

(o) Omitted Financial Statements — none.

(p) Subscription Agreement — none.

(q) Model Retirement Plans — none.

(r) Code of Ethics

(1) Code of Ethics of Registrant — filed herewith

(2) Code of Ethics of KA Fund Advisors, LLC — filed herewith

(s) Power of Attorney††

 † Previously filed as an exhibit to Registrant’s Registration Statement on Form N-2 (File No. 333-134829) as filed with the Securities and Exchange Commission on June 8, 2006 and incorporated herein by reference.
†† Previously filed as an exhibit to Registrant’s Pre-Effective Amendment No. 3 to its Registration Statement on Form N-2 (File No. 333-134829) as filed with the Securities and Exchange Commission on September 5, 2006.

Item 26.  Marketing Arrangements — See Exhibit (h) — filed herewith

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement and assumes the underwriters’ over allotment is exercised in full:

Securities and Exchange Commission Fees	$36,915
National Association of Securities Dealers, Inc. Fees	$35,000
Printing and Engraving Expenses	$250,000
Legal Fees	$400,000
Listing Fees	$30,000
Miscellaneous Expenses	$108,085

Total	$860,000

All of the expenses set forth above shall be borne by the Registrant.

Item 28.  Persons Controlled by or Under Common Control with Registrant — none.

Item 29.  Number of Holders of Securities as of August 31, 2006

Number of
Title of Class	Record Holders
Common Stock, $0.001 par value per share	1

Item 30.  Indemnification.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (“1940 Act”).

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that individual may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and Bylaws also permit the Registrant to indemnify and advance expenses to any individual who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of its predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The investment management agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, KA Fund Advisors, LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, losses, demands, costs, expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement), charges and claims arising from the rendering of the Adviser’s services under the investment management agreement or otherwise as an investment adviser of the Registrant.

The Underwriting Agreement provides that each Underwriter severally agrees to indemnify and hold harmless the Registrant, its directors and officers who sign this registration statement, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, as amended (the “Act”), or Section 20 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the successors and assigns of all of the foregoing persons, from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally the Registrant or any such person may incur under the Act, the Exchange Act, the 1940 Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such Underwriter furnished in writing by or on behalf of such Underwriter through the managing Underwriter to the Registrant expressly for use in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant) or in the Prospectus contained in this Registration Statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this Registration Statement or such Prospectus or necessary to make such information not misleading.

The Underwriting Agreement provides that the Registrant agrees to indemnify and hold harmless each Underwriter, its directors, officers and employees and each person, if any, who controls any Underwriter within the meaning of the Act, from and against any loss, claim, damage, expense or liability (including, but not limited to, any loss, claim, damage, expense or liability relating to purchases and sales of the Registrant’s common stock), to which that Underwriter, director, officer, employee or controlling person may become subject, under the Act or otherwise, insofar as such loss, claim, damage, expense or liability arises out of, or is based upon, (i) any untrue statement or alleged untrue statement of a material fact contained in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant), (ii) the omission or alleged omission to state in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant), any material fact required to be stated herein or necessary to make the statements herein not misleading or (iii) any act or failure to act or any alleged act or failure to act by any Underwriter in connection with, or relating in any manner to, the Registrant’s common stock or the offering contemplated hereby, and which is included as part of or referred to in any loss, claim, damage, expense or liability arising out of or based upon matters covered by clause (i) or (ii) above (provided that the Registrant shall not be liable under this clause (iii) to the extent that it is determined in a final judgment by a court of competent jurisdiction that such loss, claim, damage, expense or liability resulted directly from any such acts or failures to act undertaken or omitted to be taken by such Underwriter through its gross negligence or willful misconduct), and shall reimburse each Underwriter and each such director, officer, employee or controlling person promptly upon demand for any legal or other expenses reasonably incurred by that Underwriter, director, officer, employee or controlling person in connection with investigating or defending or preparing to defend against any such loss, claim, damage, expense or liability as such expenses are incurred; provided, however, that the Registrant shall not be liable in any such case to the extent that any such loss, claim, damage, expense or liability (i) arises out of, or is based upon, any untrue statement or alleged untrue statement or omission or alleged omission made in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant), in reliance upon and in conformity with written information furnished to the Registrant by or on behalf of the Underwriters specifically for inclusion therein; or (ii) results solely from an untrue statement of material fact contained in, or the omission of a material fact from, a Preliminary Prospectus, which untrue statement or omission was corrected in a subsequent Preliminary Prospectus or the Prospectus (as then amended or supplemented) if (A) an Underwriter sold shares of the Registrant’s common stock to the person alleging such loss, claim, damage, expense or liability without sending or giving, at or prior to the time of such sale, a copy of such subsequent Preliminary Prospectus or the Prospectus (as then amended or supplemented), (B) within a reasonable amount of time prior to the time of such sale, the Registrant had furnished to the Underwriters copies of the corrected Preliminary Prospectus or corrected Prospectus which, if delivered, would have cured the defect giving rise to such loss, claim, damage, liability or action, and (C) that Underwriter failed to deliver such corrected Preliminary Prospectus or corrected Prospectus.

The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Bear Stearns Funds Management Inc. (the “Administrator”) and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Administrator’s services under the Administration Agreement or otherwise as administrator for the Company.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

KA Fund Advisors, LLC (“KAFA”) will serve as the Registrant’s investment adviser. Certain of the senior professionals of KAFA also serve as officers and/or directors for Kayne Anderson MLP Investment Company, and Kayne Anderson Energy Total Return Fund, Inc., each an affiliate of KAFA.

Additional information regarding KAFA and its personnel is set forth in its Form ADV as filed with the Securities and Exchange Commission (SEC File No. 801-67089) and is incorporated by reference herein.

Item 32.  Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are kept by the Registrant or its custodian, transfer agent, administrator and fund accountant.

Registrant’s administrator, Bear Stearns Funds Management Inc. is located at 383 Madison Avenue, 23rd Floor, New York, New York 10179. Registrant’s custodian, The Custodial Trust Company, is located at 101 Carnegie Center, Princeton, New Jersey 08540-6231. Registrant’s fund accountant, Ultimus Fund Solutions, LLC, is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Registrant’s transfer agent, American Stock Transfer & Trust Company, is located at 59 Maiden Lane, New York, New York 10038.

Item 33.  Management Services — not applicable.

Item 34.  Undertakings.

(1) Registrant undertakes to suspend the offering of its common stock until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value of the company declines more than 10 percent from the net asset value of the company as of the effective date of the registration statement, or (2) the net asset value of the company increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not Applicable.

(3) Not Applicable.

(4) (a)-(c) Not Applicable

(5) Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Amendment No. 5 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and the State of Texas, on the 18th day of September, 2006.

Kayne Anderson Energy Development Company

By:	/s/ Kevin S. McCarthy*
Kevin S. McCarthy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 5 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Kevin S. McCarthy* Kevin S. McCarthy		Director, Chief Executive Officer and President (principal executive officer)	September 18, 2006

/s/ Terry A. Hart Terry A. Hart		Chief Financial Officer and Treasurer (principal financial and accounting officer)	September 18, 2006

/s/ Keith B. Forman* Keith B. Forman		Director	September 18, 2006

/s/ Barry R. Pearl* Barry R. Pearl		Director	September 18, 2006

/s/ Albert L. Richey* Albert L. Richey		Director	September 18, 2006

/s/ Robert V. Sinnott* Robert V. Sinnott		Director	September 18, 2006

/s/ William L. Thacker* William L. Thacker		Director	September 18, 2006

*By:	/s/ David A. Hearth David A. Hearth, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

(a)  (1) Charter — Articles of Incorporation — †

(2) Form of Articles of Amendment and Restatement — filed herewith

(b)  (1) Bylaws of Registrant — †

(2) Amended and Restated Bylaws of Registrant — filed herewith

(c) Voting Trust Agreement — none

(d) Form of Stock Certificate — filed herewith

(e) Form of Dividend Reinvestment Plan — filed herewith

(f) Long-Term Debt Instruments — none

(g)	Form of Investment Management Agreement between Registrant and KA Fund Advisors, LLC — filed herewith

(h)	Form of Underwriting Agreement among the Registrant, KA Fund Advisors, LLC, Kayne Anderson Capital Advisors, L.P., Citigroup Global Markets Inc., UBS Securities LLC and the other underwriters named therein — filed herewith

(i) Bonus, Profit Sharing, Pension Plans — not applicable.

(j) Form of Custody Agreement between Registrant and The Custodial Trust Company — filed herewith

(k) Other Material Contracts

(1)	Form of Administrative Services Agreement between Registrant and Bear Stearns Funds Management Inc. — filed herewith

(2)	Form of Transfer Agency Agreement between Registrant and American Stock Transfer & Trust Company — filed herewith

(3)	Form of Accounting Services Agreement between Registrant and Ultimus Fund Solutions, LLC — filed herewith

(l) Form of Opinion and Consent of Venable LLP — filed herewith

(m) Non-Resident Officers/Directors — none.

(n) Consent of Independent Registered Public Accounting Firm††

(o) Omitted Financial Statements — none.

(p) Subscription Agreement — none.

(q) Model Retirement Plans — none.

(r) Code of Ethics

(1) Code of Ethics of Registrant — filed herewith

(2) Code of Ethics of KA Fund Advisors, LLC — filed herewith

(s) Power of Attorney††

 † Previously filed as an exhibit to Registrant’s Registration Statement on Form N-2 (File No. 333-134829) as filed with the Securities and Exchange Commission on June 8, 2006 and incorporated herein by reference.
†† Previously filed as an exhibit to Registrant’s Pre-Effective Amendment No. 3 to its Registration Statement on Form N-2 (File No. 333-134829) as filed with the Securities and Exchange Commission on September 5, 2006.